Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Tax Recovery (Expense)
The Company and its Bermuda subsidiaries are tax residents in Bermuda and have been subject to Bermuda income tax at the corporate tax rate of 15% as of January 1, 2025. Distributions the Company receives from its subsidiaries are currently not subject to any Bermuda tax. Prior to 2025, the Company and a majority of its subsidiaries were not subject to income tax in the jurisdictions in which they are organized because they did not conduct business or operate in those jurisdictions. However, the Company has subsidiaries in various jurisdiction such as Australia, Canada, the U.S., Singapore and the UK that perform administrative, commercial or technical management functions. These subsidiaries are subject to income taxes based on the services performed in countries in which those particular offices are located, and accordingly, current and deferred income taxes are recorded.

The Company derives substantially all of its gross income from the use and operation of vessels in international shipping. In November 2024, the Company’s vessel owning or operating subsidiaries established UK tax residency and elected jointly to participate in the UK tonnage tax regime. The Company’s vessel owning and operating subsidiaries are eligible for this regime for an initial eight-year period which can be renewed on a rolling basis. Under the UK tonnage tax rules, the taxable income is calculated based on the net registered tonnage of the qualifying seagoing vessels that the Teekay tonnage tax group owns, charters, or manages. A deemed daily profit figure is applied to the specific net tonnage of the vessels based on a sliding scale to determine the taxable income under the tonnage tax regime. The total annual deemed profit is then subjected to UK corporation tax in the normal manner (currently at the rate of 25% and the tonnage tax payable is recorded as part of income tax expense.

The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	As at
	December 31, 2025 $	December 31, 2024 $
Deferred tax assets:
Vessels and equipment	386	437
Tax losses carried forward and disallowed finance costs (1) (2)	35,801	36,219
Provisions and accruals	5,655	2,491
Other	928	3,659
Total deferred tax assets	42,770	42,806
Deferred tax liabilities:
Vessels and equipment	—	83
Other	624	47
Total deferred tax liabilities	624	130
Net deferred tax assets	42,146	42,676
Valuation allowance	(36,131)	(38,572)
Net deferred tax assets	6,015	4,104
(1)Substantially all of the Company's estimated net operating loss carryforwards of $155.4 million as at December 31, 2025, relates to its Bermudian and Norwegian subsidiaries and can be carried forward indefinitely. The Company had estimated disallowed finance costs in Norway of approximately $7.8 million at December 31, 2025, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.
(2)In December 2023, Bermuda enacted income tax legislation which is effective as of January 1, 2025. The Bermudian corporate income tax rate is 15%, which rate was used to determine the deferred tax asset related to Bermuda at December 31, 2024.
The Company believes that it is more likely than not that the benefit from its net operating loss carryforwards and certain other deferred tax assets will not be realized and has maintained valuation allowances of $36.1 million and $38.6 million, respectively, as of December 31, 2025 and 2024. If or when recognized, the tax benefits related to any reversal of the valuation allowance on deferred tax assets will be accounted for as a reduction of income tax expense in the period such reversal occurs.

Deferred tax balances are presented in other non-current assets in the accompanying consolidated balance sheets.

The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Current	2,935	(2,469)	(13,386)
Deferred	1,649	2,064	1,224
Income tax recovery (expense)	4,584	(405)	(12,162)

The Company is tax resident in Bermuda where the statutory tax rate is 15% as of January 1, 2025. Prior to 2025, entities were not subject to income tax in Bermuda. The Company operates in countries that have differing tax laws and rates. Taxes related to countries other than Bermuda are disclosed as foreign tax effects in the table below. A reconciliation of the tax charge at the Bermudian statutory income tax rate of 15% and the actual tax charge related to the year ended December 31, 2025, is as set forth in the table below:

	Year Ended December 31, 2025
	$	%
Bermuda statutory tax rate	(52,110)	(15.0)
Foreign tax effects:
United Kingdom:
Statutory tax rate difference with United Kingdom	(30,335)	(8.7)
Income subject to tonnage tax regime	75,914	21.8
Tonnage tax	(713)	(0.2)
Other	(115)	—
Other foreign jurisdictions	(1,741)	(0.5)
Changes in valuation allowances	490	0.1
Non-taxable or non-deductible items	1,408	0.4
Changes in unrecognized tax benefits	11,786	3.4
Income tax recovery and effective tax rate	4,584	1.3

In accordance with disclosure requirements prior to the adoption of ASU 2023-09, the reconciliations of the tax charge at the applicable statutory income tax rates and the actual tax charge related to the years ended December 31, 2024 and 2023, are as set forth in the table below. The consolidated weighted average tax rate will vary from year-to-year according to the source of earnings or losses by country and the change in applicable tax rates.

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Net income before taxes	402,024	529,585
Net income not subject to taxes	377,892	508,201
Net income subject to taxes	24,132	21,384
At applicable statutory tax rates	(5,876)	(4,411)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	4,879	(7,422)
Other	592	(329)
Tax expense related to the year	(405)	(12,162)

Cash income tax paid during the years ended December 31, 2025, 2024 and 2023, totaled $7.6 million (including Australia - $4.2 million; Canada - $1.3 million; USA - $0.9 million; UK - $0.4 million), $6.2 million (including Australia - $4.7 million; USA - $0.7 million; Canada - $0.5 million) and $5.7 million (including Australia - $2.5 million; USA - $1.1 million; Ecuador - $0.6 million; Canada - $0.5 million; United Kingdom - $0.3 million), respectively.

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Balance as at January 1	41,404	47,813	42,477
Increases for positions related to the current year	1,322	2,482	9,708
Increases for positions related to prior years	4,534	6,805	7,394
Decreases for positions related to prior years	—	(3,303)	(4,798)
Decreases related to statute of limitations	(17,642)	(9,153)	(5,430)
Foreign exchange gain	1,455	(3,240)	(1,538)
Balance as at December 31	31,073	41,404	47,813

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. Positions relating to freight taxes can vary each year based on the trading patterns of the Company's vessels.

As at December 31, 2025, 2024 and 2023, included in the table above are total interest and penalties of $17.6 million, $23.7 million and $24.1 million, respectively. During the years ended December 31, 2025, 2024 and 2023 interest and penalties related to freight taxes were approximately $4.8 million, $7.6 million and $6.2 million, respectively.

The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.